Other receivables, prepayments and other current assets consist of the following: (Details) - USD ($)	Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Other receivables
Deposits	10,676	[1]	14,744	[1],[2]	$ 15,371	[2]
Prepayments	6,264	[3]	22,589	[4]	$ 13,534	[4]
Total	$ 16,940		$ 37,333

[1]	Deposits represented payments for rental and utilities.
[2]	Deposits represented payments for rental, utilities and deposit payment to product suppliers.
[3]	Prepayments mainly consists of prepayment for insurance and IT related fees.
[4]	Prepayments mainly consists of prepayment for insurance and IT related fees.